Long-term debt - Contract Amounts (Details) R in Millions, $ in Millions	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2017 ZAR (R)
Long-term debt
Utilised facilities		R 109,834
Available facilities		54,668
Available cash		15,059
Total funds available for use		69,727
Interest accrued on borrowings		878
Unamortised loan costs		777	R 792
Total debt including accrued interest and unamortised loan cost		111,489
Long-term debt, non-current portion		96,691	74,312
Short-term debt		14,709	9,718
Short-term debt		1,946
Short-term portion of long-term debt		12,763	7,093
Bank overdraft		89	R 123
Group treasury facilities | Commercial paper | Rand
Long-term debt
Contract amount		8,000
Available facilities		8,000
Group treasury facilities | Commercial banking facilities | US Dollar
Long-term debt
Contract amount	$ 250	3,432
Utilised facilities		2,059
Available facilities		1,373
Group treasury facilities | Commercial banking facilities | Rand
Long-term debt
Contract amount		5,900
Utilised facilities		1,719
Available facilities		4,181
Group treasury facilities | Revolving credit facility | US Dollar
Long-term debt
Contract amount	3,900	53,537
Utilised facilities		13,041
Available facilities		40,496
Unsecured debt | US bonds | US Dollar
Long-term debt
Contract amount	1,000	13,728
Utilised facilities		13,728
Specific project asset finance | Funding of LCCP due December 2021 | US Dollar
Long-term debt
Contract amount	3,995	54,841
Utilised facilities		54,841
Specific project asset finance | Letter of credit for LCCP due December 2021 | US Dollar
Long-term debt
Contract amount	45	618
Available facilities		618
Specific project asset finance | Republic of Mozambique Loan due June 2022 | Rand
Long-term debt
Contract amount		2,511
Utilised facilities		2,511
Specific project asset finance | Republic of Mozambique Loan due December 2019 | Rand
Long-term debt
Contract amount		952
Utilised facilities		952
Specific project asset finance | High-density polyethylene plant | US Dollar
Long-term debt
Contract amount	$ 202	2,732
Utilised facilities		2,732
Specific project asset finance | Mine replacement programme due December 2018 | Rand
Long-term debt
Contract amount		625
Utilised facilities		625
Specific project asset finance | Clean Fuels II project financing | Rand
Long-term debt
Contract amount		1,409
Utilised facilities		1,409
Preference shares | Sasol Inzalo preference shares debt | Rand
Long-term debt
Contract amount		5,649
Utilised facilities		5,649
Preference shares | Preferred shares mining | Rand
Long-term debt
Contract amount		53
Utilised facilities		53
Other debt arrangements
Long-term debt
Utilised facilities		R 10,515